CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Current Assets
Cash	$ 296,363		$ 24,764
Prepaid expenses	99,506
Total Current Assets	395,869		24,764
Deferred offering costs	0		61,894
Marketable securities held in Trust Account	57,505,231
Total Assets	57,901,100		86,658
Current Liabilities
Accrued expenses	108,333		1,450
Promissory note - related party			61,894
Total Current Liabilities	108,333		63,344
Deferred underwriting fee payable	2,012,500		1,725,000
Total Liabilities	2,120,833		63,344
Commitments
Common stock subject to possible redemption 5,094,072 shares at redemption value at March 31, 2021	50,780,263
Stockholders' Equity
Common stock, $0.0001 par value; 30,000,000 shares authorized, and 2,479,936 and 1,437,500 shares issued and outstanding as of June 30, 2021 and December 31, 2020 (excluding 5,077,564 and no shares subject to possible redemption at June 30, 2021 and December 31, 2020), respectively	247		144
Additional paid in capital	5,312,897		24,856
Accumulated deficit	(313,140)		(1,686)
Total Stockholders' Equity	5,000,004	$ 5,000,002	23,314	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 57,901,100		$ 86,658